CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY shares in Millions, $ in Millions, $ in Millions	TWD ($)	USD ($)	Equity Attributable to Shareholders of the Parent TWD ($)	Equity Attributable to Shareholders of the Parent USD ($)	Capital Stock - Common Stock TWD ($) shares	Capital Stock - Common Stock USD ($) shares	Capital Surplus TWD ($)	Capital Surplus USD ($)	Retained Earnings TWD ($)	Retained Earnings USD ($)	Legal Capital Reserve TWD ($)	Legal Capital Reserve USD ($)	Special Capital Reserve TWD ($)	Special Capital Reserve USD ($)	Unappropriated Earnings TWD ($)	Unappropriated Earnings USD ($)	Others TWD ($)	Others USD ($)	Foreign Currency Translation Reserve TWD ($)	Foreign Currency Translation Reserve USD ($)	Unrealized Gain (Loss) on Financial Assets at Fair Value Through Other Comprehensive Income TWD ($)	Unrealized Gain (Loss) on Financial Assets at Fair Value Through Other Comprehensive Income USD ($)	Gain (Loss) on Hedging Instruments TWD ($)	Gain (Loss) on Hedging Instruments USD ($)	Unearned Stock-Based Employee Compensation TWD ($)	Unearned Stock-Based Employee Compensation USD ($)	Treasury Stock TWD ($)	Treasury Stock USD ($)	Non-controlling Interests TWD ($)	Non-controlling Interests USD ($)
Beginning balance (in shares) at Dec. 31, 2022 | shares					25,930.3	25,930.3
Changes in number of shares outstanding [abstract]
Employee restricted shares retired (in shares) | shares					(0.4)	(0.4)
Share-based payment arrangements (in shares) | shares					2.1	2.1
Ending balance (in shares) at Dec. 31, 2023 | shares					25,932.0	25,932.0
Balance, beginning of year at Dec. 31, 2022	$ 2,917,832.4		$ 2,903,019.7		$ 259,303.8		$ 69,330.3		$ 2,594,891.2		$ 311,147.0		$ 3,154.3		$ 2,280,589.9		$ (20,505.6)		$ (11,743.3)		$ (10,056.4)		$ 1,479.3		$ (185.2)		$ 0.0		$ 14,812.7
Appropriations of earnings
Special capital reserve	0.0		0.0										(3,154.3)		3,154.3
Cash dividends to shareholders	(317,663.2)		(317,663.2)						(317,663.2)						(317,663.2)
Total	(317,663.2)		(317,663.2)						(317,663.2)				(3,154.3)		(314,508.9)
Net income	851,027.7		851,740.0						851,740.0						851,740.0														(712.3)
Other comprehensive income (loss), net of income tax	(8,813.7)		(7,988.2)						(484.9)						(484.9)		(7,503.3)		(13,573.5)		6,108.4		(38.2)						(825.5)
Total comprehensive income (loss)	842,214.0		843,751.8						851,255.1						851,255.1		(7,503.3)		(13,573.5)		6,108.4		(38.2)						(1,537.8)
Disposal of investments accounted for using equity method	(18.5)		(18.1)				(18.1)																						(0.4)
Employee restricted shares retired	4.6		4.6		(4.2)		4.2		4.6						4.6
Share-based payment arrangements	477.7		477.7		21.1		564.9										(108.3)								(108.3)
Disposal of investments in equity instruments at fair value through other comprehensive income	0.0		0.0						151.9						151.9		(151.9)				(151.9)
Basis adjustment for (loss) gain on hedging instruments	(45.2)		(45.2)														(45.2)						(45.2)
From share of changes in equities of subsidiaries	11,244.7		(21.3)				(21.3)																						11,266.0
Donation from shareholders	16.4		16.4				16.4
Decrease in non-controlling interests	(196.4)																												(196.4)
Balance, end of year at Dec. 31, 2023	3,453,866.5		3,429,522.4		$ 259,320.7		69,876.4		3,128,639.6		311,147.0		0.0		2,817,492.6		(28,314.3)		(25,316.8)		(4,099.9)		1,395.9		(293.5)		0.0		24,344.1
Changes in number of shares outstanding [abstract]
Employee restricted shares retired (in shares) | shares					(1.4)	(1.4)
Share-based payment arrangements (in shares) | shares					5.3	5.3
Treasury stock retired (in shares) | shares					(3.2)	(3.2)
Ending balance (in shares) at Dec. 31, 2024 | shares					25,932.7	25,932.7
Appropriations of earnings
Cash dividends to shareholders	(414,915.5)		(414,915.5)						(414,915.5)						(414,915.5)
Total	(414,915.5)		(414,915.5)						(414,915.5)						(414,915.5)
Net income	1,157,523.9		1,158,380.2						1,158,380.2						1,158,380.2														(856.3)
Other comprehensive income (loss), net of income tax	71,585.7		72,568.9						126.0						126.0		72,442.9		65,579.8		6,948.8		(85.7)						(983.2)
Total comprehensive income (loss)	1,229,109.6		1,230,949.1						1,158,506.2						1,158,506.2		72,442.9		65,579.8		6,948.8		(85.7)						(1,839.5)
Employee restricted shares retired	19.9		19.9		$ (14.0)		14.0		19.9						19.9
Share-based payment arrangements	1,222.8		1,222.8		53.1		2,584.3										(1,414.6)								(1,414.6)
Treasury stock acquired	(3,089.2)		(3,089.2)																								(3,089.2)
Treasury stock retired	0.0		0.0		(32.5)		(7.1)		(3,049.6)						(3,049.6)												3,089.2
Disposal of investments in equity instruments at fair value through other comprehensive income	0.0		(236.3)						3,772.8						3,772.8		(4,009.1)				(4,009.1)								236.3
Basis adjustment for (loss) gain on hedging instruments	0.1		0.1														0.1						0.1
Adjustments to share of changes in equities of associates	870.0		870.0				870.0
From difference between the consideration received and the carrying amount of the subsidiaries' net assets during actual disposal	1.0		5.3				5.3																						(4.3)
From share of changes in equities of subsidiaries	6,827.8		(91.0)				(91.0)																						6,918.8
Donation from shareholders	8.9		8.9				8.9
Decrease in non-controlling interests	5,349.7																												5,349.7
Balance, end of year at Dec. 31, 2024	4,279,271.6		4,244,266.5		$ 259,327.3		73,260.8		3,872,973.4		311,147.0		0.0		3,561,826.4		38,705.0		40,263.0		(1,160.2)		1,310.3		(1,708.1)		0.0		35,005.1
Changes in number of shares outstanding [abstract]
Employee restricted shares retired (in shares) | shares					(0.2)	(0.2)
Ending balance (in shares) at Dec. 31, 2025 | shares					25,932.5	25,932.5
Appropriations of earnings
Special capital reserve	0.0		0.0										87,284.5		(87,284.5)
Cash dividends to shareholders	(531,618.4)		(531,618.4)						(531,618.4)						(531,618.4)
Total	(531,618.4)		(531,618.4)						(531,618.4)				87,284.5		(618,902.9)
Net income	1,695,124.9	$ 54,036.5	1,697,604.0						1,697,604.0						1,697,604.0														(2,479.1)
Other comprehensive income (loss), net of income tax	(56,326.5)	(1,795.6)	(56,628.7)						(559.9)						(559.9)		(56,068.8)		(61,282.1)		5,308.8		(95.5)						302.2
Total comprehensive income (loss)	1,638,798.4	52,240.9	1,640,975.3						1,697,044.1						1,697,044.1		(56,068.8)		(61,282.1)		5,308.8		(95.5)						(2,176.9)
Employee restricted shares retired	4.1		4.1		$ (2.0)		2.1		4.0						4.0
Share-based payment arrangements	1,209.2		1,209.2				(21.9)										1,231.1								1,231.1
Disposal of investments in equity instruments at fair value through other comprehensive income	0.0		(16.0)						541.1						541.1		(557.1)				(557.1)								16.0
Basis adjustment for (loss) gain on hedging instruments	13.4		13.4														13.4						13.4
Adjustments to share of changes in equities of associates	192.8		192.8				192.8
From share of changes in equities of subsidiaries	(7.0)		(14.9)				(14.9)																						7.9
Donation from shareholders	26.8		26.7				26.7																						0.1
Decrease in non-controlling interests	8,328.3																												8,328.3
Balance, end of year at Dec. 31, 2025	$ 5,396,219.2	$ 172,018.5	$ 5,355,038.7	$ 170,705.7	$ 259,325.3	$ 8,266.6	$ 73,445.6	$ 2,341.3	$ 5,038,944.2	$ 160,629.4	$ 311,147.0	$ 9,918.6	$ 87,284.5	$ 2,782.4	$ 4,640,512.7	$ 147,928.4	$ (16,676.4)	$ (531.6)	$ (21,019.1)	$ (670.0)	$ 3,591.5	$ 114.5	$ 1,228.2	$ 39.1	$ (477.0)	$ (15.2)	$ 0.0	$ 0.0	$ 41,180.5	$ 1,312.8